SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of expected useful lives of property and equipment

Buildings	20 years
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Machinery	5-10 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

Schedule of useful life intangible assets

Technical know-how	10 years
Computer software	1-10 years

Schedule of disaggregation of revenue

The following table represents a disaggregation of revenue recognized at a point in time or over time (Comparative period financial information for 2018 and 2019 by reportable segment has been recast to conform to current presentation. Refer to Note 22 for further information.):

	Years Ended December 31,
	2018	2019	2020
CSI Solar Segment:
Revenue recognized at a point in time	$2,232,424	$2,210,459	$2,704,332
Revenue recognized over time	84,843	271,389	45,996

Global Energy Segment:
Revenue recognized at a point in time	1,406,196	696,326	687,759
Revenue recognized over time	21,049	22,409	38,408
	3,744,512	3,200,583	3,476,495

Schedule of contract assets and contract liabilities

	At December 31,	At December 31,
	2019	2020
Contract Assets
Accounts receivable, unbilled	$15,256	$28,461

Contract Liabilities
Advances from customers	134,806	189,470
Other current liabilities	20,917	35,012
	155,723	224,482

Summary of the Company's other operating income, net

	Years Ended December 31,
	2018	2019	2020
	$	$	$
Net gain on disposal of solar power system	(36,098)	(1,666)	—
Net (gain) loss on disposal of property, plant and equipment	2,565	1,227	(253)
Government grants	(11,013)	(10,097)	(24,245)
Business interruption insurance compensation	—	—	(1,025)
	(44,546)	(10,536)	(25,523)

Schedule of gross prepayments made to individual suppliers in excess of 10% of total advances to suppliers

	Years Ended December 31,
	2019		2020
	$		$
Supplier A	—	(1)	43,821
(1)No individual supplier is in excess of 10% of total advances to suppliers in 2019.